Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014	Dec. 06, 2013	Sep. 30, 2013	Sep. 27, 2013	Jun. 30, 2013	May 17, 2013	Mar. 31, 2013	Feb. 19, 2013	Nov. 30, 2012	Sep. 30, 2012	Sep. 28, 2012	Jun. 30, 2012	May 18, 2012	Mar. 31, 2012	Feb. 24, 2012	Dec. 02, 2011	Feb. 04, 2011	Jan. 31, 2011
Subsequent Event [Line Items]
Collateralized Excess Of Loss On Reinsurance Coverage		$ 690	$ 540	$ 390
Dividends Amount Per Share		$ 0.00225	$ 0.0020		$ 0.225	$ 0.225	$ 0.0020	$ 0.20	$ 0.0020	$ 0.20	$ 0.0020	$ 0.20	$ 0.20	$ 0.00175	$ 0.175	$ 0.00175	$ 0.175	$ 0.00175	$ 0.175	$ 0.175	$ 0.150	$ 0.04
Loss on early extinguishment of long-term debt	90.0	0	84.9	0
Expected realized gain from interest rate swaps	20.0
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net			4.8
Reinsurance Policy [Domain]
Subsequent Event [Line Items]
Collateralized Excess Of Loss On Reinsurance Coverage		200
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Amount Per Share					$ 0.225
Authorization Date February 2012 [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount	1,000.0
Maximum [Member] | General and Administrative Expense [Member]
Subsequent Event [Line Items]
Supplier agreement, minimum volume commitment, expense	65
Senior Notes, 6.0%, Due 2016 [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount	$ 750
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%	6.00%